Related party transactions (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related party transactions [Abstract]
Payroll tax expense		$ 200	$ 700
Key Management Personnel [Member]
Related party transactions [Abstract]
Salary, fees, and other short-term benefits	[1]	2,912	4,170
Share based payments		4,718	8,186
Total related party transactions		$ 7,630	$ 12,356

[1]	In connection with the issuance of shares related to the RSUs and DSUs granted, during year ended December 31, 2022, the Company incurred payroll tax expense of $0.2 million (2021 – $0.7 million).